10-Q Leases - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	May 06, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Leased Assets [Line Items]
Operating leases, rent expense, sublease rentals	$ 1,300
Security deposit	$ 1,000
Operating lease right-of-use assets		$ 4,200		$ 4,200		$ 500	$ 1,100
Total discounted operating lease liability		4,234	$ 4,200	4,234	$ 4,200	650	1,200
Operating lease, expense		$ 300	100	$ 400	300	$ 600	600
Operating lease, weighted average remaining lease term		3 years 3 months 18 days		3 years 3 months 18 days		1 year
Operating lease, weighted average discount rate, percent		4.80%		4.80%		1.20%
Cash paid for operating leases		$ 300	$ 200	$ 500	$ 400	$ 600	$ 500
Minimum
Operating Leased Assets [Line Items]
Lessee, operating lease, term of contract		3 years 6 months		3 years 6 months		4 years
Maximum
Operating Leased Assets [Line Items]
Lessee, operating lease, term of contract		5 years		5 years		5 years